CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Advertising
Third parties	$ 445,426	$ 439,911	$ 399,007
Related parties	194,860	86,583	13,921
Total advertising revenue	640,286	526,494	412,928
Non-advertising (including amortization of deferred revenues from E-House/CRIC of $18,745, $18,745 and $11,959 for 2012, 2013 and 2014, respectively)	127,955	138,612	116,401
Total net revenues	768,241	665,106	529,329
Costs of revenues:
Advertising	244,697	216,513	195,324
Non-advertising	45,644	54,551	52,608
Total costs of revenue	290,341	271,064	247,932
Gross profit	477,900	394,042	281,397
Operating expenses:
Sales and marketing	228,927	160,411	142,342
Product development	192,322	146,332	108,206
General and administrative	83,039	64,727	39,397
Goodwill impairment	14,526
Total operating expenses	518,814	371,470	289,945
Income (loss) from operations	(40,914)	22,572	(8,548)
Interest and other income, net	28,925	18,792	16,798
Change in fair value of investor option liability (Note 17)	(46,972)	21,064
Income (loss) from equity method investments, net	19,471	9,525	(10,730)
Realized gain (loss) on investments	227,824	(7,387)	55,563
Investment and related impairment	(19,593)	(6,134)	(18,498)
Income before income tax expense	168,741	58,432	34,585
Income tax expense	(6,970)	(14,602)	(2,730)
Net income	161,771	43,830	31,855
Less: Net income (loss) attributable to the non-controlling interests	(15,031)	(1,302)	117
Net income attributable to SINA	176,802	45,132	31,738
Available-for-sale investments:
Change in Unrealized gain (net of tax of nil, nil, and nil for 2012, 2013 and 2014 respectively)	76,431	46,787	32,246
Less: reclassification adjustment for net gain included in net income (net of tax of nil, nil, and nil for 2012, 2013 and 2014, respectively)	981		1,873
Net change in unrealized gain, net of tax	75,450	46,787	30,373
Currency translation adjustments	(17,446)	21,307	(2,293)
Total other comprehensive income	58,004	68,094	28,080
Total comprehensive income	219,775	111,924	59,935
Less: Comprehensive income (loss) attributable to non-controlling interests	(15,351)	(859)	152
Comprehensive income attributable to SINA	$ 235,126	$ 112,783	$ 59,783
Basic net income per share attributable to SINA (in dollars per share)	$ 2.72	$ 0.68	$ 0.48
Shares used in computing basic net income per share attributable to SINA (in shares)	64,950	66,741	66,401
Diluted net income per share attributable to SINA (in dollars per share)	$ 2.63	$ 0.66	$ 0.47
Shares used in computing diluted net income per share attributable to SINA (in shares)	71,565	67,087	66,849